PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.PROPERTY AND EQUIPMENT, NET

Property and equipment, including those held under capital leases, consists of the following:

	December 31,
	2015	2016
	RMB’000	RMB’000	US$’000

At cost:
Optical fibers	13,100	13,100	1,887
Computer equipment	884,461	856,150	123,311
Furniture and fixtures	9,759	33,971	4,893
Leasehold improvements	19,267	19,277	2,776
Motor vehicles	9,985	10,215	1,472
Freehold land	—	19,446	2,801
Building	—	4,562	657

	936,572	956,721	137,797
Less: accumulated depreciation	(436,626)	(568,781)	(81,922)

Less: impairment	—	(387,940)	(55,875)
	499,946	—	—

For the years ended December 31, 2014, 2015 and 2016, depreciation expenses were RMB94,826,000, RMB153,313,000 and RMB155,225,000 (US$22,357,000), respectively, and were included in the following captions:

	For the years ended December 31,
	2014	2015	2016
	RMB’000	RMB’000	RMB’000	US$’000

Cost of revenue	79,348	131,102	130,724	18,828
Sales and marketing expenses	198	49	138	20
General and administrative expenses	5,796	9,191	11,799	1,699
Research and development expenses	9,484	12,971	12,564	1,810

	94,826	153,313	155,225	22,357

The Company accounted for the leases of certain computer equipment and optical fibers as capital leases as leases that transfer substantially all the benefits and risks incidental to the ownership of assets. The carrying amounts of the Company’s property and equipment held under capital leases at respective balance sheet dates were as follows:

	December 31,
	2015	2016
	RMB’000	RMB’000	US$’000
At Cost:
Optical fibers	13,100	13,100	1,887
Computer equipment	227,436	243,570	35,081

	240,536	256,670	36,968
Less: accumulated depreciation	(41,472)	(89,945)	(12,955)

Less: impairment	—	(166,725)	(24,013)
	199,064	—	—

As the intangible assets were fully impaired as of December 31, 2016, the estimated accrued amortization expense for each of the five succeeding fiscal year is nil.

Depreciation of property and equipment held under capital leases was RMB3,523,000, RMB34,074,000 and RMB48,473,000 (US$6,981,000) for the years ended December 31, 2014, 2015 and 2016, respectively.